Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
September 14, 2020
Re: Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Registration Statement Nos. 333-90260 and 811-05618

Dear Sir/Madam:
Enclosed for filing please find Post-Effective Amendment No. 22 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of this filing is to delay the effective date of the registration.
I hereby represent that the enclosed Post-Effective Amendments do not contain disclosure that would render it ineligible to become effective pursuant to Securities Act Rule 485(b).
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg